Provisions (Details) - Schedule of Provisions - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provisions [Abstract]
Employee entitlements	$ 7,230	$ 7,458
Interest and penalties on taxes	16,970
Total	$ 24,200	$ 7,458